Short-term bank loans	12 Months Ended
Dec. 31, 2017
Loans Payable [Member]
Short-term Debt [Line Items]
Short-term Debt [Text Block]
Note 12 – Short-term bank loans

The Company’s short-term bank loans consist of the following:

		December 31, 2017		December 31, 2016

Loan payable to Hangzhou Bank	(a)	$		$287,942

Loan payable to Bank of China Lishui Branch	(b)		5,208,893	4,967,000

Loan payable to SPD bank	(c)		-	1,439,710

Total			$5,208,893	$6,694,652

(a)
On March 28, 2016, the Company entered into a short-term loan agreement with Hangzhou Bank (Lishui Branch) to borrow $287,942 (RMB 2 million) for a year with fixed annual interest rate of 4.35%. The purpose of the borrowing is to fund working capital needs. The loan was guaranteed by a third party, China Pacific Property Insurance Co. Ltd. The loan was repaid on maturity date in 2017.

(b)
On May 10, 2016, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,087,580 (RMB 14.5 million) for a year with fixed annual interest rate of 5.88%. In addition, on June 6, 2016, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,879,420 (RMB 20 million) for a year with a floating rate, the annual rate as of the period ended is 5.66%. These loans were for working capital purchases and were guaranteed by related party Mr. Zhengyu Wang and his wife Ms. Yefang Zhang, as well related party Lisui Jiuanju Trading Co,, Ltd., and a third-party Zhejiang Meifeng Tea Industry Co., Ltd. These loans were fully repaid upon maturity.

On September 26, 2017, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,151,800 (RMB 14 million) for a year with a fixed rate of 6.10%. The purpose of the loan is to fund working capital needs. The loan was guaranteed by two related parties, Zhengyu Wang and Yefang Zhang and a third party, Zhejiang Meifeng Tea Industry Co., Ltd.

On September 26, 2017, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $3,057,093 (RMB 19.89 million) for a year with a fixed annual interest rate of 5.88%. The purpose of the loan is to fund working capital needs. The loan was guaranteed by building and the Land use right with carrying value of $3,930,109 as of December 31, 2017, and two related parties, Lishui Jiuanju Trading Co., Ltd. and Zhengyu Wang.

On March 30, 2017, Bamboo entered into a short term loan agreement with Bank of China (Lishui Branch) to borrow $3,074,000 (or RMB 20 million) for half year period with a fixed annual interest rate of 5.66%. The purpose of the loan was for working capital purpose. The loan was guaranteed by a related party- Lishui Jiuanju Trading Co., Ltd. and the Company’s CEO Mr. Zhengyu Wang and his wife Ms. Yefang Zhang. The loan was fully repaid upon maturity on September 29, 2017.

On March 30, 2017, the company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,213,280 (or RMB 14.4 million) for half a year due on September 29, 2017 with fixed annual interest rate of 5.66%. The purpose of the borrowing is for working capital purpose. The loan was guaranteed by the Company’s CEO Mr. Zhengyu Wang and his wife Ms. Yefang Zhang. The loan was fully repaid upon maturity on September 29, 2017.

As of December 31, 2017, total loans payable to Bank of China Lishui Branch amounted to $5,208,893.

(c)
On August 16, 2016, the Company entered into a short-term loan agreement with Shanghai Pudong Development Bank to borrow $1,439,710 (RMB 10 million) for a year with fixed annual interest rate of 5.046%. The purpose of the loan is to fund working capital needs. The loan was guaranteed by Tantech Energy and three related parties, Yefang Zhang, Zhengyu Wang and Forasen Group. The loan was repaid on maturity date in 2017.

For the years ended December 31, 2017, 2016  and 2015, the interest expense was $479,358, $388,007 and $349,019, respectively.